Investments (Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2018	Mar. 31, 2018
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 9,463,724	¥ 10,402,277
Less than 12 months Gross unrealized losses, available-for-sale securities		20,475	22,884
12 months or more Fair value, available-for-sale securities		4,400,160	3,698,632
12 months or more Gross unrealized losses, available-for-sale securities		22,824	14,726
Total Fair value, available-for-sale securities		13,863,884	14,100,909
Total Gross unrealized losses, available-for-sale securities		43,299	37,610
Less than 12 months, Fair value, held-to-maturity securities		22,319	30,589
Less than 12 months Gross unrealized losses, held-to-maturity securities		827	766
12 months or more Fair value, held-to-maturity securities		490,639	506,875
12 months or more Gross unrealized losses, held-to-maturity securities		23,326	19,411
Total Fair value, held-to-maturity securities		512,958	537,464
Total Gross unrealized losses, held-to-maturity securities		24,153	20,177
Debt securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		6,763,194	8,052,820
Less than 12 months Gross unrealized losses, available-for-sale securities		13,798	3,716
12 months or more Fair value, available-for-sale securities		3,243,600	2,868,078
12 months or more Gross unrealized losses, available-for-sale securities		7,895	5,940
Total Fair value, available-for-sale securities		10,006,794	10,920,898
Total Gross unrealized losses, available-for-sale securities		21,693	9,656
Debt securities | Japanese local government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		92,616	28,827
Less than 12 months Gross unrealized losses, available-for-sale securities		329	139
12 months or more Fair value, available-for-sale securities		83,400	58,998
12 months or more Gross unrealized losses, available-for-sale securities		323	141
Total Fair value, available-for-sale securities		176,016	87,825
Total Gross unrealized losses, available-for-sale securities		652	280
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		961,157	515,005
Less than 12 months Gross unrealized losses, available-for-sale securities		2,107	3,557
12 months or more Fair value, available-for-sale securities		52,378
12 months or more Gross unrealized losses, available-for-sale securities		3,097
Total Fair value, available-for-sale securities		1,013,535	515,005
Total Gross unrealized losses, available-for-sale securities		5,204	3,557
Debt securities | Other foreign government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		704,626	419,648
Less than 12 months Gross unrealized losses, available-for-sale securities		1,023	1,030
12 months or more Fair value, available-for-sale securities		46,274	68,359
12 months or more Gross unrealized losses, available-for-sale securities		646	72
Total Fair value, available-for-sale securities		750,900	488,007
Total Gross unrealized losses, available-for-sale securities		1,669	1,102
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	151,610	45,434
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	782	1,116
12 months or more Fair value, available-for-sale securities	[1]	204,959	188,326
12 months or more Gross unrealized losses, available-for-sale securities	[1]	9,226	6,512
Total Fair value, available-for-sale securities	[1]	356,569	233,760
Total Gross unrealized losses, available-for-sale securities	[1],[2]	10,008	7,628
Less than 12 months, Fair value, held-to-maturity securities	[3]	22,319	30,589
Less than 12 months Gross unrealized losses, held-to-maturity securities	[3]	827	766
12 months or more Fair value, held-to-maturity securities	[3]	490,639	506,875
12 months or more Gross unrealized losses, held-to-maturity securities	[3]	23,326	19,411
Total Fair value, held-to-maturity securities	[3]	512,958	537,464
Total Gross unrealized losses, held-to-maturity securities	[3]	24,153	20,177
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		26,351	11,336
Less than 12 months Gross unrealized losses, available-for-sale securities		151	14
12 months or more Fair value, available-for-sale securities		24,883	16,129
12 months or more Gross unrealized losses, available-for-sale securities		283	267
Total Fair value, available-for-sale securities		51,234	27,465
Total Gross unrealized losses, available-for-sale securities		434	281
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		44,603	68,723
Less than 12 months Gross unrealized losses, available-for-sale securities		118	242
12 months or more Fair value, available-for-sale securities		42,526	7,835
12 months or more Gross unrealized losses, available-for-sale securities		180	81
Total Fair value, available-for-sale securities		87,129	76,558
Total Gross unrealized losses, available-for-sale securities		298	323
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		497,300	563,831
Less than 12 months Gross unrealized losses, available-for-sale securities		1,767	933
12 months or more Fair value, available-for-sale securities		599,554	403,069
12 months or more Gross unrealized losses, available-for-sale securities		589	477
Total Fair value, available-for-sale securities		1,096,854	966,900
Total Gross unrealized losses, available-for-sale securities	[4]	2,356	1,410
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		222,267	358,410
Less than 12 months Gross unrealized losses, available-for-sale securities		400	888
12 months or more Fair value, available-for-sale securities		102,586	87,472
12 months or more Gross unrealized losses, available-for-sale securities		585	1,194
Total Fair value, available-for-sale securities		324,853	445,882
Total Gross unrealized losses, available-for-sale securities	[5]	¥ 985	2,082
Equity securities (marketable)
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities			338,243
Less than 12 months Gross unrealized losses, available-for-sale securities			11,249
12 months or more Fair value, available-for-sale securities			366
12 months or more Gross unrealized losses, available-for-sale securities			42
Total Fair value, available-for-sale securities			338,609
Total Gross unrealized losses, available-for-sale securities	[6]		¥ 11,291

[1]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥88,017 million and ¥145,743 million, respectively, at March 31, 2018, and ¥214,480 million and ¥142,089 million, respectively, at September 30, 2018. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government.
[2]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥742,565 million and ¥145,849 million, respectively, at March 31, 2018, and ¥728,836 million and ¥142,171 million, respectively, at September 30, 2018. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government.
[3]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
[4]	Other debt securities presented in this line primarily consist of Japanese negotiable certificates of deposit ("NCDs"), of which the total fair values were ¥106,101 million at March 31, 2018, and ¥104,775 million at September 30, 2018.
[5]	Other debt securities presented in this line primarily consist of Foreign NCDs and asset-backed securities ("ABS"), of which the total fair values were ¥313,164 million at March 31, 2018, and ¥342,999 million at September 30, 2018.
[6]	The MHFG Group adopted ASU No.2016-01 on April 1, 2018, resulting in a cumulative-effect adjustment from AOCI to Retained earnings for net unrealized gains on equity securities (marketable). The available-for-sale category was eliminated for equity securities effective April 1, 2018. See Note 2 "Recently issued accounting pronouncements" for further details.